CONDENSED CONSOLIDATED BALANCE SHEETS	Mar. 31, 2026 USD ($)
Current assets
Cash and cash equivalents	$ 665,383
Prepaid expenses	157,964
Due from Sponsor	$ 4,800
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Sponsor [Member]
Total current assets	$ 828,147
Long-term prepaid insurance	27,938
Investments held in Trust Account	234,715,684
Total Assets	235,571,769
Current liabilities
Accrued offering costs	75,000
Accrued expenses	26,068
Advance from related party	$ 500
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party [Member]
Total current liabilities	$ 101,568
Subscription agreement liability	425,184,274
Deferred Underwriting Fee	9,200,000
Total Liabilities	434,485,842
Commitments and Contingencies (Note 6)
Shareholders' (Deficit) Equity
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Accumulated deficit	(433,528,198)
Total Shareholders' Deficit	(433,527,431)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption, and Shareholders' Deficit	235,571,769
Class A ordinary shares subject to possible redemption
Current liabilities
Class A ordinary shares subject to possible redemption, $0.0001 par value; 23,000,000 shares at redemption value of $10.20 and $10.12 per share at March 31, 2026 and December 31, 2025, respectively	234,613,358
Class B ordinary shares
Shareholders' (Deficit) Equity
Common shares value issued	$ 767